UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of November 30, 2013

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (42.6%)
2	Fannie Mae Discount Notes	0.140%	12/26/13	175,000	174,983
2	Fannie Mae Discount Notes	0.110%	1/8/14	250,000	249,971
2	Fannie Mae Discount Notes	0.150%	2/4/14	765,000	764,793
2	Fannie Mae Discount Notes	0.160%	2/18/14	827,000	826,710
3	Federal Home Loan Bank Discount Notes	0.140%	12/11/13	1,223,000	1,222,952
3	Federal Home Loan Bank Discount Notes	0.080%	12/26/13	555,000	554,969
3	Federal Home Loan Bank Discount Notes	0.050%	1/2/14	148,400	148,393
3	Federal Home Loan Bank Discount Notes	0.140%	1/8/14	376,500	376,444
3	Federal Home Loan Bank Discount Notes	0.160%	1/10/14	686,000	685,878
3	Federal Home Loan Bank Discount Notes	0.180%	1/15/14	733,850	733,685
3	Federal Home Loan Bank Discount Notes	0.170%	2/3/14	49,250	49,235
3	Federal Home Loan Bank Discount Notes	0.098%	2/12/14	42,000	41,992
3	Federal Home Loan Bank Discount Notes	0.098%–0.100%	2/14/14	80,842	80,825
3	Federal Home Loan Bank Discount Notes	0.095%–0.100%	2/19/14	534,500	534,382
3	Federal Home Loan Bank Discount Notes	0.095%	2/21/14	75,500	75,484
3	Federal Home Loan Bank Discount Notes	0.100%	2/26/14	1,000,000	999,758
[3,4] Federal Home Loan Banks		0.139%	12/6/13	50,000	50,000
[3,4] Federal Home Loan Banks		0.141%	12/26/13	755,000	755,000
[3,4] Federal Home Loan Banks		0.088%	1/15/14	135,000	134,999
[3,4] Federal Home Loan Banks		0.118%	4/3/14	1,465,000	1,465,000
[3,4] Federal Home Loan Banks		0.106%	4/25/14	388,000	388,000
[3,4] Federal Home Loan Banks		0.109%	6/5/14	400,000	400,000
[3,4] Federal Home Loan Banks		0.109%	6/5/14	150,000	150,000
[3,4] Federal Home Loan Banks		0.109%	6/6/14	931,500	931,500
[3,4] Federal Home Loan Banks		0.109%	6/6/14	1,400,000	1,400,000
[3,4] Federal Home Loan Banks		0.108%	7/3/14	482,000	482,000
[3,4] Federal Home Loan Banks		0.109%	8/13/14	177,400	177,400
[3,4] Federal Home Loan Banks		0.148%	10/1/14	150,000	149,975
[3,4] Federal Home Loan Banks		0.113%	11/3/14	199,000	199,000
[3,4] Federal Home Loan Banks		0.119%	2/27/15	496,000	495,937
[3,4] Federal Home Loan Banks		0.128%	3/10/15	97,500	97,500
[2,4] Federal National Mortgage Assn.		0.147%	9/11/14	2,350,000	2,349,630
[2,4] Federal National Mortgage Assn.		0.134%	2/27/15	3,350,000	3,348,958
[2,4] Federal National Mortgage Assn.		0.138%	8/5/15	1,775,000	1,774,395
2	Freddie Mac Discount Notes	0.100%–0.140%	12/3/13	286,750	286,748
2	Freddie Mac Discount Notes	0.150%	12/16/13	121,630	121,622
2	Freddie Mac Discount Notes	0.150%	12/23/13	1,040,625	1,040,530
2	Freddie Mac Discount Notes	0.138%	12/30/13	520,000	519,942
2	Freddie Mac Discount Notes	0.098%	1/13/14	300,000	299,965
2	Freddie Mac Discount Notes	0.140%	2/13/14	1,241,000	1,240,643
2	Freddie Mac Discount Notes	0.090%–0.100%	2/18/14	318,500	318,432
2	Freddie Mac Discount Notes	0.150%	2/21/14	1,667,750	1,667,180
2	Freddie Mac Discount Notes	0.090%	2/24/14	453,700	453,604
	United States Treasury Bill	0.190%	12/12/13	408,000	407,976
	United States Treasury Bill	0.065%–0.070%	1/16/14	650,000	649,943
	United States Treasury Bill	0.037%–0.073%	1/23/14	774,173	774,104
	United States Treasury Bill	0.043%	1/30/14	250,000	249,981
	United States Treasury Bill	0.050%–0.077%	2/6/14	1,842,263	1,842,018
	United States Treasury Bill	0.077%	2/13/14	250,000	249,960
	United States Treasury Bill	0.078%	2/20/14	690,000	689,879

United States Treasury Bill	0.080%–0.083%	2/27/14	2,200,000	2,199,566
United States Treasury Bill	0.083%	5/8/14	1,000,000	999,637
United States Treasury Bill	0.095%	5/15/14	1,000,000	999,565
United States Treasury Bill	0.098%–0.100%	5/22/14	1,500,000	1,499,293
United States Treasury Bill	0.098%	5/29/14	1,000,000	999,518
United States Treasury Note/Bond	0.750%	12/15/13	1,234,000	1,234,306
United States Treasury Note/Bond	0.125%	12/31/13	148,500	148,503
United States Treasury Note/Bond	1.000%	1/15/14	1,681,000	1,682,842
United States Treasury Note/Bond	1.250%	2/15/14	1,304,000	1,307,027
United States Treasury Note/Bond	4.000%	2/15/14	700,000	705,632
United States Treasury Note/Bond	0.250%	2/28/14	764,000	764,205
United States Treasury Note/Bond	1.875%	2/28/14	567,000	569,459
United States Treasury Note/Bond	1.250%	3/15/14	1,225,000	1,228,995
United States Treasury Note/Bond	0.250%	3/31/14	757,000	757,368
United States Treasury Note/Bond	1.750%	3/31/14	996,000	1,001,328
United States Treasury Note/Bond	1.250%	4/15/14	599,000	601,511
United States Treasury Note/Bond	0.250%	4/30/14	747,500	747,919
United States Treasury Note/Bond	1.875%	4/30/14	1,350,000	1,359,763
United States Treasury Note/Bond	1.000%	5/15/14	650,000	652,601
United States Treasury Note/Bond	4.750%	5/15/14	915,000	934,321
United States Treasury Note/Bond	0.250%	5/31/14	1,147,600	1,148,256
United States Treasury Note/Bond	2.250%	5/31/14	497,500	502,730
United States Treasury Note/Bond	0.750%	6/15/14	250,000	250,807
United States Treasury Note/Bond	2.625%	6/30/14	497,600	504,817
Total U.S. Government and Agency Obligations (Cost $55,882,244)				55,882,244
Commercial Paper (22.0%)
Bank Holding Company (0.3%)
State Street Corp.	0.150%	12/5/13	120,000	119,998
State Street Corp.	0.150%	12/6/13	80,000	79,998
State Street Corp.	0.150%	12/10/13	80,500	80,497
State Street Corp.	0.150%	2/13/14	59,500	59,482
				339,975
Finance—Auto (1.1%)
American Honda Finance Corp.	0.140%–0.150%	3/5/14	74,750	74,722
American Honda Finance Corp.	0.140%	3/6/14	20,000	19,993
5 BMW US Capital LLC	0.120%	12/2/13	24,500	24,500
5 BMW US Capital LLC	0.110%	12/18/13	37,000	36,998
5 BMW US Capital LLC	0.110%	12/19/13	15,000	14,999
5 BMW US Capital LLC	0.180%	1/13/14	147,000	146,968
5 BMW US Capital LLC	0.180%	1/15/14	50,000	49,989
Toyota Motor Credit Corp.	0.240%	1/6/14	74,000	73,982
Toyota Motor Credit Corp.	0.230%	2/3/14	157,750	157,685
4 Toyota Motor Credit Corp.	0.197%	3/17/14	221,000	221,000
4 Toyota Motor Credit Corp.	0.197%	3/19/14	194,000	194,000
Toyota Motor Credit Corp.	0.200%	4/9/14	16,000	15,989
Toyota Motor Credit Corp.	0.200%	4/10/14	168,000	167,879
Toyota Motor Credit Corp.	0.210%	4/15/14	23,750	23,731
Toyota Motor Credit Corp.	0.210%	5/5/14	31,500	31,472
Toyota Motor Credit Corp.	0.200%	5/7/14	40,000	39,965
Toyota Motor Credit Corp.	0.210%	5/12/14	147,650	147,510
				1,441,382
Finance—Other (2.7%)
General Electric Capital Corp.	0.110%–0.150%	12/5/13	295,000	294,996
General Electric Capital Corp.	0.190%	4/2/14	247,000	246,841
General Electric Capital Corp.	0.190%	4/4/14	248,000	247,838
General Electric Capital Corp.	0.190%	4/8/14	198,000	197,866

	General Electric Capital Corp.	0.210%	4/17/14	250,000	249,800
	General Electric Capital Corp.	0.200%	5/6/14	326,500	326,217
	General Electric Capital Corp.	0.200%	5/7/14	250,000	249,782
	General Electric Capital Corp.	0.200%	5/8/14	198,500	198,326
	General Electric Capital Corp.	0.190%	5/19/14	148,500	148,368
5	Jupiter Securitization Co. LLC	0.170%	12/17/13	15,500	15,499
5	Old Line Funding LLC	0.200%	12/9/13	83,500	83,496
5	Old Line Funding LLC	0.200%	12/18/13	76,000	75,993
5	Old Line Funding LLC	0.200%	12/23/13	40,000	39,995
5	Old Line Funding LLC	0.170%	12/27/13	39,000	38,995
5	Old Line Funding LLC	0.200%	1/6/14	26,000	25,995
5	Old Line Funding LLC	0.200%	1/9/14	62,500	62,486
5	Old Line Funding LLC	0.200%	1/17/14	65,000	64,983
5	Old Line Funding LLC	0.170%	1/21/14	81,000	80,980
5	Old Line Funding LLC	0.170%	1/23/14	74,071	74,052
5	Old Line Funding LLC	0.190%	1/27/14	120,000	119,964
5	Old Line Funding LLC	0.170%	1/29/14	74,000	73,979
5	Old Line Funding LLC	0.170%	2/3/14	104,000	103,969
5	Old Line Funding LLC	0.150%	2/5/14	20,021	20,016
5	Old Line Funding LLC	0.190%	2/6/14	50,000	49,982
5	Old Line Funding LLC	0.150%	2/10/14	55,010	54,994
5	Old Line Funding LLC	0.190%	2/11/14	50,000	49,981
5	Old Line Funding LLC	0.150%	2/13/14	109,500	109,466
5	Old Line Funding LLC	0.150%	2/18/14	183,500	183,440
5	Old Line Funding LLC	0.150%	2/21/14	39,750	39,736
5	Old Line Funding LLC	0.170%	3/21/14	65,000	64,966
					3,593,001
Foreign Banks (8.6%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.166%	12/23/13	123,000	123,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.156%	1/24/14	264,000	264,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.158%	3/17/14	81,000	81,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.227%	9/16/14	40,000	40,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.238%	11/20/14	250,000	250,000
	Canadian Imperial Holdings Inc.	0.060%	12/2/13	20,000	20,000
5	Commonwealth Bank of Australia	0.220%	12/2/13	40,000	40,000
5	Commonwealth Bank of Australia	0.215%	12/5/13	30,905	30,904
5	Commonwealth Bank of Australia	0.215%–0.230%	12/16/13	205,015	204,996
[4,5] Commonwealth Bank of Australia		0.168%	4/3/14	145,000	145,001
[4,5] Commonwealth Bank of Australia		0.179%	5/6/14	160,000	159,997
5	Commonwealth Bank of Australia	0.210%	5/6/14	100,000	99,909
[4,5] Commonwealth Bank of Australia		0.178%	5/12/14	158,000	157,996
[4,5] Commonwealth Bank of Australia		0.236%	9/25/14	750,000	750,000
5	DNB Bank ASA	0.170%	12/9/13	56,650	56,648
5	DNB Bank ASA	0.170%	1/6/14	495,250	495,166
5	DNB Bank ASA	0.165%	1/7/14	495,250	495,166
5	Nordea Bank AB	0.170%	1/30/14	500,000	499,858
5	Nordea Bank AB	0.182%	3/3/14	87,000	86,960
5	Nordea Bank AB	0.180%–0.183%	3/7/14	181,300	181,212
5	Nordea Bank AB	0.220%	3/10/14	130,000	129,921
5	Nordea Bank AB	0.220%	3/12/14	45,000	44,972
5	Nordea Bank AB	0.220%	3/17/14	100,000	99,935
5	Nordea Bank AB	0.220%	3/18/14	200,000	199,869
5	Nordea Bank AB	0.210%	5/1/14	200,000	199,824
5	Nordea Bank AB	0.210%	5/5/14	82,600	82,525
5	Nordea Bank AB	0.210%	5/7/14	100,000	99,908
5	Nordea Bank AB	0.190%	5/15/14	576,000	575,498
	Rabobank USA Financial Corp.	0.220%	5/8/14	28,000	27,973

5	Skandinaviska Enskilda Banken AB	0.170%	2/4/14	200,000	199,939
5	Skandinaviska Enskilda Banken AB	0.170%	2/6/14	300,000	299,905
5	Skandinaviska Enskilda Banken AB	0.170%	2/14/14	265,000	264,906
5	Skandinaviska Enskilda Banken AB	0.210%	3/10/14	250,000	249,856
5	Skandinaviska Enskilda Banken AB	0.210%	3/11/14	400,000	399,767
5	Svenska HandelsBanken Inc.	0.205%	5/5/14	175,000	174,846
5	Svenska HandelsBanken Inc.	0.205%	5/6/14	282,000	281,749
5	Svenska HandelsBanken Inc.	0.205%	5/7/14	213,000	212,810
5	Svenska HandelsBanken Inc.	0.205%	5/19/14	200,000	199,808
	Swedbank AB	0.210%	2/20/14	135,000	134,936
	Swedbank AB	0.210%	2/25/14	150,000	149,925
	Swedbank AB	0.210%	2/26/14	200,000	199,898
	Swedbank AB	0.210%	2/27/14	115,000	114,941
	Swedbank AB	0.205%	2/28/14	200,000	199,899
	Swedbank AB	0.205%	3/3/14	200,000	199,895
	Swedbank AB	0.205%	3/4/14	200,000	199,894
	Swedbank AB	0.205%	3/5/14	200,000	199,893
	Swedbank AB	0.205%	3/6/14	200,000	199,892
[4,5] Westpac Banking Corp.		0.294%	1/13/14	118,000	118,016
[4,5] Westpac Banking Corp.		0.288%	1/24/14	39,500	39,507
[4,5] Westpac Banking Corp.		0.218%	8/7/14	100,000	100,000
[4,5] Westpac Banking Corp.		0.237%	9/17/14	201,000	201,000
[4,5] Westpac Banking Corp.		0.237%	9/19/14	201,000	201,000
[4,5] Westpac Banking Corp.		0.236%	9/22/14	1,071,000	1,071,000
[4,5] Westpac Banking Corp.		0.238%	11/14/14	97,000	97,000
					11,352,520
Foreign Governments (3.0%)
5	CDP Financial Inc.	0.150%	2/24/14	50,000	49,982
6	CPPIB Capital Inc.	0.150%	12/3/13	248,000	247,998
6	CPPIB Capital Inc.	0.150%	12/6/13	22,800	22,800
6	CPPIB Capital Inc.	0.150%	12/9/13	50,000	49,998
6	CPPIB Capital Inc.	0.150%	12/11/13	195,000	194,992
6	CPPIB Capital Inc.	0.150%	12/12/13	203,400	203,391
6	CPPIB Capital Inc.	0.150%	12/13/13	40,350	40,348
6	CPPIB Capital Inc.	0.150%	12/16/13	19,500	19,499
6	CPPIB Capital Inc.	0.150%	12/17/13	51,000	50,997
6	CPPIB Capital Inc.	0.140%	12/19/13	90,500	90,494
6	CPPIB Capital Inc.	0.150%	12/20/13	77,000	76,994
6	CPPIB Capital Inc.	0.140%	1/8/14	13,450	13,448
6	CPPIB Capital Inc.	0.140%	1/10/14	177,500	177,472
6	CPPIB Capital Inc.	0.180%	1/16/14	15,000	14,997
6	CPPIB Capital Inc.	0.140%	1/21/14	13,550	13,547
6	CPPIB Capital Inc.	0.180%	1/31/14	17,000	16,995
6	CPPIB Capital Inc.	0.140%	2/3/14	23,500	23,494
6	CPPIB Capital Inc.	0.140%	2/5/14	177,250	177,205
6	CPPIB Capital Inc.	0.140%	2/6/14	110,000	109,971
6	CPPIB Capital Inc.	0.140%	2/7/14	120,000	119,968
6	CPPIB Capital Inc.	0.140%	2/11/14	124,400	124,365
6	CPPIB Capital Inc.	0.140%	2/14/14	19,500	19,494
6	CPPIB Capital Inc.	0.140%	2/25/14	24,000	23,992
6	CPPIB Capital Inc.	0.140%	2/26/14	224,750	224,676
	Export Development Canada	0.160%	12/2/13	149,000	148,999
	Export Development Canada	0.155%	12/9/13	200,000	199,993
	Province of British Columbia	0.160%	12/4/13	54,500	54,499
	Province of British Columbia	0.160%	12/11/13	99,000	98,996
	Province of Ontario	0.100%	12/2/13	33,000	33,000
	Province of Ontario	0.100%–0.160%	12/5/13	186,000	185,997

Province of Ontario	0.100%	12/9/13	60,000	59,999
Province of Ontario	0.150%	1/21/14	60,000	59,987
6 PSP Capital Inc.	0.180%	12/6/13	15,000	15,000
6 PSP Capital Inc.	0.190%	12/11/13	28,000	27,999
6 PSP Capital Inc.	0.190%	12/13/13	24,500	24,498
6 PSP Capital Inc.	0.130%	1/6/14	19,750	19,747
6 PSP Capital Inc.	0.130%	1/29/14	26,500	26,494
6 PSP Capital Inc.	0.180%	2/3/14	17,750	17,744
6 PSP Capital Inc.	0.150%	2/11/14	17,500	17,495
6 PSP Capital Inc.	0.190%	2/18/14	11,750	11,745
6 PSP Capital Inc.	0.140%	2/25/14	39,750	39,737
6 PSP Capital Inc.	0.200%	5/13/14	74,000	73,933
6 PSP Capital Inc.	0.200%	5/20/14	99,500	99,406
6 PSP Capital Inc.	0.200%	5/21/14	34,500	34,467
6 PSP Capital Inc.	0.200%	5/22/14	44,500	44,458
5 Quebec	0.100%	12/20/13	55,000	54,997
Queensland Treasury Corp.	0.130%	1/24/14	159,000	158,969
Queensland Treasury Corp.	0.130%	1/28/14	110,500	110,477
Queensland Treasury Corp.	0.130%	1/29/14	110,750	110,726
Queensland Treasury Corp.	0.130%	1/30/14	53,335	53,323
Queensland Treasury Corp.	0.130%	2/3/14	80,000	79,982
				3,969,784
Foreign Industrial (2.7%)
5 BASF SE	0.090%	12/17/13	196,150	196,142
5 BASF SE	0.180%–0.200%	1/13/14	247,000	246,945
5 BASF SE	0.190%	1/15/14	100,000	99,976
5 BASF SE	0.190%	1/16/14	271,000	270,934
5 GlaxoSmithKline Finance plc	0.120%	12/2/13	142,116	142,116
5 GlaxoSmithKline Finance plc	0.210%	12/9/13	81,000	80,996
5 GlaxoSmithKline Finance plc	0.250%	12/13/13	235,000	234,980
5 GlaxoSmithKline Finance plc	0.260%	1/6/14	208,000	207,946
5 GlaxoSmithKline Finance plc	0.260%	1/7/14	102,250	102,223
5 GlaxoSmithKline Finance plc	0.150%	1/8/14	195,000	194,969
5 GlaxoSmithKline Finance plc	0.150%	1/9/14	40,000	39,993
5 Nestle Capital Corp.	0.095%	1/6/14	296,000	295,972
5 Nestle Capital Corp.	0.095%–0.115%	1/8/14	552,000	551,937
5 Nestle Capital Corp.	0.095%	1/9/14	198,000	197,980
Nestle Finance International Ltd.	0.095%	12/4/13	64,500	64,499
5 Reckitt Benckiser Treasury Services plc	0.100%	1/6/14	67,500	67,493
5 Siemens Capital Co. LLC	0.120%	12/9/13	123,500	123,497
5 Total Capital Canada Ltd.	0.160%	1/13/14	200,000	199,962
5 Total Capital Canada Ltd.	0.140%	2/3/14	72,000	71,982
Toyota Credit Canada Inc.	0.260%	1/2/14	21,000	20,995
Toyota Credit Canada Inc.	0.250%	1/6/14	20,000	19,995
Toyota Credit Canada Inc.	0.220%	3/17/14	27,000	26,983
Toyota Credit Canada Inc.	0.220%	3/18/14	40,500	40,474
Toyota Credit Canada Inc.	0.210%	4/21/14	24,000	23,980
				3,522,969
Industrial (3.6%)
Caterpillar Financial Services Corp.	0.100%	12/3/13	79,600	79,600
Caterpillar Financial Services Corp.	0.100%	12/12/13	93,000	92,997
Caterpillar Financial Services Corp.	0.210%	1/6/14	208,000	207,956
5 Emerson Electric Co.	0.080%	12/3/13	32,490	32,490
5 Emerson Electric Co.	0.080%	12/4/13	15,938	15,938
5 Emerson Electric Co.	0.080%	12/5/13	10,000	10,000
5 Emerson Electric Co.	0.090%	12/16/13	6,000	6,000

5 Emerson Electric Co.	0.090%	12/20/13	34,000	33,998
5 Emerson Electric Co.	0.130%	1/2/14	40,500	40,495
General Electric Co.	0.110%	12/9/13	297,000	296,993
General Electric Co.	0.110%	12/10/13	297,000	296,992
General Electric Co.	0.100%	12/27/13	35,000	34,998
5 Google Inc.	0.140%	12/4/13	59,000	58,999
5 Google Inc.	0.120%	12/12/13	49,500	49,498
5 Google Inc.	0.150%	1/15/14	75,000	74,986
5 Google Inc.	0.140%	2/6/14	55,000	54,986
5 Google Inc.	0.190%	2/19/14	55,500	55,477
5 Google Inc.	0.140%	4/2/14	38,000	37,982
5 John Deere Capital Corp.	0.200%	1/17/14	60,250	60,234
5 John Deere Financial Ltd.	0.200%–0.220%	12/3/13	168,000	167,998
5 John Deere Financial Ltd.	0.220%	12/9/13	99,500	99,495
5 Johnson & Johnson	0.140%	1/13/14	100,000	99,983
5 Microsoft Corp.	0.080%	12/11/13	166,000	165,996
5 Procter & Gamble Co.	0.080%	12/2/13	40,300	40,300
5 Procter & Gamble Co.	0.080%	12/5/13	126,600	126,599
5 Procter & Gamble Co.	0.110%	1/13/14	43,400	43,394
5 The Coca-Cola Co.	0.160%	12/5/13	287,000	286,995
5 The Coca-Cola Co.	0.160%	12/6/13	173,000	172,996
5 The Coca-Cola Co.	0.160%	12/9/13	159,000	158,994
5 The Coca-Cola Co.	0.160%	12/10/13	17,000	16,999
5 The Coca-Cola Co.	0.160%	12/11/13	49,000	48,998
5 The Coca-Cola Co.	0.190%	12/19/13	74,000	73,993
5 The Coca-Cola Co.	0.190%	1/3/14	50,000	49,991
5 The Coca-Cola Co.	0.190%	1/7/14	38,000	37,993
5 The Coca-Cola Co.	0.180%	1/8/14	29,000	28,995
5 The Coca-Cola Co.	0.170%	2/10/14	27,000	26,991
5 The Coca-Cola Co.	0.170%	2/27/14	104,000	103,957
5 The Coca-Cola Co.	0.170%–0.180%	3/3/14	215,000	214,905
5 The Coca-Cola Co.	0.170%	3/4/14	125,000	124,945
5 The Coca-Cola Co.	0.170%	3/5/14	85,000	84,962
5 The Coca-Cola Co.	0.150%–0.180%	3/17/14	81,500	81,461
5 The Coca-Cola Co.	0.150%	3/18/14	49,500	49,478
5 Wal-Mart Stores, Inc.	0.160%	12/9/13	100,000	99,996
5 Wal-Mart Stores, Inc.	0.200%	12/16/13	83,700	83,693
5 Wal-Mart Stores, Inc.	0.190%	1/21/14	636,140	635,969
				4,666,695
Total Commercial Paper (Cost $28,886,326)				28,886,326
Certificates of Deposit (31.6%)
Domestic Banks (5.0%)
Citibank NA	0.180%	2/18/14	393,000	393,000
Citibank NA	0.170%	3/3/14	1,034,000	1,034,000
Citibank NA	0.180%	3/10/14	800,000	800,000
Citibank NA	0.180%	3/11/14	398,500	398,500
JPMorgan Chase Bank NA	0.350%	2/3/14	39,000	39,012
4 Wells Fargo Bank NA	0.159%	2/5/14	495,000	495,000
Wells Fargo Bank NA	0.220%	2/10/14	147,000	147,020
Wells Fargo Bank NA	0.220%	2/12/14	500,000	500,000
Wells Fargo Bank NA	0.220%	2/19/14	495,000	495,000
4 Wells Fargo Bank NA	0.185%	2/24/14	361,000	361,000
4 Wells Fargo Bank NA	0.188%	3/10/14	490,000	490,000
4 Wells Fargo Bank NA	0.186%	3/27/14	555,000	555,000
4 Wells Fargo Bank NA	0.188%	5/6/14	431,000	431,000

4 Wells Fargo Bank NA	0.186%	5/23/14	405,000	405,000
				6,543,532
Eurodollar Certificates of Deposit (6.8%)
4 Australia & New Zealand Banking Group, Ltd.	0.187%	4/16/14	500,000	500,000
4 Australia & New Zealand Banking Group, Ltd.	0.187%	4/22/14	500,000	500,000
4 Australia & New Zealand Banking Group, Ltd.	0.186%	4/25/14	500,000	500,000
4 Australia & New Zealand Banking Group, Ltd.	0.178%	5/6/14	400,000	400,000
4 Commonwealth Bank of Australia	0.159%	2/10/14	468,000	468,000
4 Commonwealth Bank of Australia	0.158%	2/19/14	522,000	522,000
4 Commonwealth Bank of Australia	0.156%	2/24/14	706,000	706,000
4 Commonwealth Bank of Australia	0.158%	3/4/14	149,000	149,000
Commonwealth Bank of Australia	0.200%	3/13/14	175,000	175,000
Commonwealth Bank of Australia	0.200%	3/14/14	110,000	110,000
Commonwealth Bank of Australia	0.190%	3/19/14	125,000	125,000
DNB Bank ASA (London Branch)	0.180%	2/4/14	290,000	290,000
HSBC Bank plc (London Branch)	0.190%	3/24/14	495,000	495,000
4 National Australia Bank Ltd.	0.178%	12/6/13	64,000	64,000
4 National Australia Bank Ltd.	0.184%	12/27/13	72,000	72,000
4 National Australia Bank Ltd.	0.188%	1/6/14	50,000	50,000
4 National Australia Bank Ltd.	0.191%	1/27/14	1,319,000	1,319,000
4 National Australia Bank Ltd.	0.197%	2/19/14	41,000	41,000
4 National Australia Bank Ltd.	0.195%	2/28/14	37,000	37,000
4 National Australia Bank Ltd.	0.197%	3/17/14	155,000	155,000
4 National Australia Bank Ltd.	0.197%	3/17/14	400,000	400,000
4 National Australia Bank Ltd.	0.197%	3/19/14	633,000	633,000
4 National Australia Bank Ltd.	0.207%	4/22/14	1,000,000	1,000,000
National Australia Bank Ltd.	0.200%	5/19/14	150,000	150,000
				8,861,000
Yankee Certificates of Deposit (19.8%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.159%	12/5/13	50,000	50,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.158%	1/2/14	114,000	114,000
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.200%	1/10/14	54,500	54,501
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.190%	2/20/14	248,000	247,997
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.185%	3/12/14	50,000	49,999
Bank of Montreal (Chicago Branch)	0.170%	12/2/13	33,000	33,000
Bank of Montreal (Chicago Branch)	0.180%	12/13/13	610,000	610,000
Bank of Montreal (Chicago Branch)	0.170%	12/16/13	290,000	290,000
Bank of Montreal (Chicago Branch)	0.180%	1/6/14	893,000	893,000
4 Bank of Montreal (Chicago Branch)	0.186%	4/28/14	493,000	493,000
4 Bank of Montreal (Chicago Branch)	0.188%	5/6/14	300,000	299,990
4 Bank of Nova Scotia (Houston Branch)	0.176%	3/26/14	500,000	499,991
4 Bank of Nova Scotia (Houston Branch)	0.175%	3/28/14	180,000	180,000
4 Bank of Nova Scotia (Houston Branch)	0.178%	4/1/14	470,000	469,992
4 Bank of Nova Scotia (Houston Branch)	0.187%	4/22/14	300,000	299,994
4 Bank of Nova Scotia (Houston Branch)	0.186%	4/23/14	540,000	539,988
4 Bank of Nova Scotia (Houston Branch)	0.178%	5/6/14	440,000	439,991
4 Bank of Nova Scotia (Houston Branch)	0.197%	5/19/14	190,000	189,996
4 Commonwealth Bank of Australia (New York
Branch)	0.169%	3/12/14	81,000	81,000
DNB Bank ASA (New York Branch)	0.180%	12/11/13	800,000	800,000
4 DNB Bank ASA (New York Branch)	0.169%	12/13/13	328,000	328,000

DNB Bank ASA (New York Branch)	0.160%	2/18/14	150,000	150,000
Lloyds TSB Bank plc (New York Branch)	0.140%	12/2/13	1,000,000	1,000,000
Lloyds TSB Bank plc (New York Branch)	0.180%	12/9/13	750,000	750,000
Lloyds TSB Bank plc (New York Branch)	0.180%	12/11/13	203,000	203,000
Lloyds TSB Bank plc (New York Branch)	0.170%	12/19/13	150,000	150,000
Lloyds TSB Bank plc (New York Branch)	0.170%	12/19/13	415,000	415,000
Lloyds TSB Bank plc (New York Branch)	0.160%	2/12/14	100,000	100,000
Lloyds TSB Bank plc (New York Branch)	0.160%	2/26/14	200,000	200,000
Nordea Bank Finland plc (New York Branch)	0.220%	3/3/14	100,000	100,010
4 Nordea Bank Finland plc (New York Branch)	0.169%	3/10/14	203,000	203,000
4 Nordea Bank Finland plc (New York Branch)	0.158%	3/17/14	125,000	125,000
4 Nordea Bank Finland plc (New York Branch)	0.158%	3/18/14	201,000	200,997
Nordea Bank Finland plc (New York Branch)	0.205%	3/19/14	198,000	197,997
Nordea Bank Finland plc (New York Branch)	0.210%	3/24/14	100,000	100,000
Nordea Bank Finland plc (New York Branch)	0.210%	3/24/14	300,000	300,000
Nordea Bank Finland plc (New York Branch)	0.215%	3/25/14	353,000	352,994
Nordea Bank Finland plc (New York Branch)	0.210%	5/1/14	150,000	150,000
4 Rabobank Nederland (New York Branch)	0.178%	3/11/14	813,000	813,000
4 Rabobank Nederland (New York Branch)	0.178%	3/12/14	408,000	408,000
Rabobank Nederland (New York Branch)	0.350%	3/17/14	53,000	53,017
4 Rabobank Nederland (New York Branch)	0.158%	3/24/14	750,000	750,000
4 Rabobank Nederland (New York Branch)	0.166%	3/24/14	800,000	800,000
4 Rabobank Nederland (New York Branch)	0.168%	4/1/14	300,000	300,000
4 Rabobank Nederland (New York Branch)	0.168%	4/1/14	450,000	450,000
Rabobank Nederland (New York Branch)	0.220%	4/1/14	250,000	250,000
4 Royal Bank of Canada (New York Branch)	0.169%	4/7/14	81,250	81,250
4 Royal Bank of Canada (New York Branch)	0.197%	8/18/14	580,000	580,000
Skandinaviska Enskilda Banken (New York
Branch)	0.150%	12/17/13	500,000	500,000
Skandinaviska Enskilda Banken (New York
Branch)	0.170%	1/30/14	700,000	700,000
Svenska HandelsBanken (New York Branch)	0.175%	12/19/13	167,000	167,000
Svenska HandelsBanken (New York Branch)	0.165%	1/6/14	500,000	500,000
4 Svenska HandelsBanken (New York Branch)	0.178%	3/10/14	203,000	203,000
4 Svenska HandelsBanken (New York Branch)	0.169%	3/13/14	203,000	203,000
Svenska HandelsBanken (New York Branch)	0.215%	3/28/14	495,000	495,000
Svenska HandelsBanken (New York Branch)	0.210%	5/5/14	325,000	325,007
Svenska HandelsBanken (New York Branch)	0.210%	5/5/14	500,000	500,011
Svenska HandelsBanken (New York Branch)	0.205%	5/13/14	500,000	500,000
Svenska HandelsBanken (New York Branch)	0.200%	5/15/14	165,000	165,000
Swedbank AB (New York Branch)	0.155%	12/3/13	495,000	495,000
4 Toronto Dominion Bank (New York Branch)	0.159%	12/13/13	161,000	161,000
4 Toronto Dominion Bank (New York Branch)	0.218%	12/20/13	172,000	172,004
4 Toronto Dominion Bank (New York Branch)	0.157%	12/23/13	199,000	199,000
Toronto Dominion Bank (New York Branch)	0.200%	1/15/14	230,000	230,000
Toronto Dominion Bank (New York Branch)	0.220%	2/3/14	400,000	400,000
Toronto Dominion Bank (New York Branch)	0.220%	2/3/14	95,000	95,000
Toronto Dominion Bank (New York Branch)	0.220%	2/5/14	185,000	185,000
Toronto Dominion Bank (New York Branch)	0.170%	2/6/14	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.220%	2/13/14	175,000	175,000
Toronto Dominion Bank (New York Branch)	0.220%	2/18/14	541,000	541,000
4 Toronto Dominion Bank (New York Branch)	0.156%	3/24/14	450,000	450,000
Toronto Dominion Bank (New York Branch)	0.200%	5/20/14	95,000	95,000
4 Toronto Dominion Bank (New York Branch)	0.227%	11/18/14	510,000	510,000
4 Toronto Dominion Bank (New York Branch)	0.227%	11/24/14	220,000	220,000
4 Westpac Banking Corp. (New York Branch)	0.165%	12/30/13	106,000	106,000
4 Westpac Banking Corp. (New York Branch)	0.165%	12/30/13	50,000	50,000

4 Westpac Banking Corp. (New York Branch)	0.218%	8/6/14	600,000	600,000
4 Westpac Banking Corp. (New York Branch)	0.226%	9/26/14	198,000	197,984
4 Westpac Banking Corp. (New York Branch)	0.237%	11/21/14	250,000	250,000
				26,037,710
Total Certificates of Deposit (Cost $41,442,242)				41,442,242
Other Notes (0.6%)
Bank of America NA	0.200%	2/19/14	392,000	392,000
Bank of America NA	0.210%	3/5/14	394,000	394,000
Total Other Notes (Cost $786,000)				786,000
Repurchase Agreements (0.0%)
Bank of Nova Scotia
(Dated 11/29/13, Repurchase Value
$17,000,000, collateralized by U.S.
Treasury Note/Bond 1.750%-4.500%,
4/30/16-5/15/39; with a value of
$17,340,000)	0.080%	12/2/13	17,000	17,000
RBC Capital Markets LLC
(Dated 11/29/13, Repurchase Value
$3,000,000, collateralized by U.S. Treasury
Note/Bond 0.250%-8.750%, 6/15/15-
5/15/38; with a value of $3,060,000)	0.050%	12/2/13	3,000	3,000
TD Securities (USA) LLC
(Dated 11/29/13, Repurchase Value
$11,099,000, collateralized by U.S.
Treasury Bill 0.000%, 9/18/14-11/13/14;
with a value of $11,321,000)	0.050%	12/2/13	11,099	11,099
Total Repurchase Agreements (Cost $31,099)				31,099
			Shares
Money Market Fund (1.3%)
7 Vanguard Municipal Cash Management Fund
(Cost $1,698,445)	0.068%		1,698,444,659	1,698,445
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (1.6%)
8 Apache County AZ Industrial Development
Authority Pollution Control Revenue
(Tucson Electric Power Co. Project) VRDO	0.060%	12/6/13	37,000	37,000
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.050%	12/6/13	35,000	35,000
8 Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.060%	12/6/13	79,000	79,000
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.030%	12/6/13	108,100	108,100
8 Buffalo NY Municipal Water System Revenue
VRDO	0.050%	12/6/13	14,620	14,620
8 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.060%	12/6/13	29,000	29,000
8 Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.060%	12/6/13	42,250	42,250

8 California Educational Facilities Authority
Revenue (University of San Francisco)
VRDO	0.070%	12/6/13	13,375	13,375
8 California Educational Facilities Authority
Revenue (University of San Francisco)
VRDO	0.070%	12/6/13	8,800	8,800
8 California Housing Finance Agency
Multifamily Housing Revenue VRDO	0.050%	12/6/13	9,000	9,000
8 California Statewide Communities
Development Authority Multifamily Housing
Revenue (Wilshire Court Project) VRDO	0.050%	12/6/13	11,900	11,900
8 Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.050%	12/6/13	9,700	9,700
8 Clark County NV Airport System Revenue
VRDO	0.060%	12/6/13	12,200	12,200
8 Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.080%	12/6/13	33,900	33,900
8 Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.060%	12/6/13	16,680	16,680
8 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.050%	12/6/13	10,000	10,000
8 Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.060%	12/6/13	16,500	16,500
8 Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.040%	12/6/13	46,700	46,700
Curators of the University of Missouri System
Facilities Revenue VRDO	0.030%	12/6/13	61,730	61,730
8 Delaware County OH Port Authority Economic
Development Revenue (Columbus
Zoological Park Association Project) VRDO	0.060%	12/6/13	5,480	5,480
8 District of Columbia Revenue (Medstar
Health, Inc.) VRDO	0.050%	12/6/13	16,000	16,000
8 District of Columbia Revenue (Washington
Drama Society) VRDO	0.060%	12/6/13	30,000	30,000
8 District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.060%	12/6/13	19,500	19,500
8 Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.060%	12/6/13	12,045	12,045
8 Greenville County SC Hospital System
Revenue VRDO	0.050%	12/6/13	13,000	13,000
8 Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.050%	12/6/13	11,400	11,400
8 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.050%	12/6/13	11,555	11,555
8 Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.050%	12/6/13	18,225	18,225
8 Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.050%	12/6/13	23,000	23,000
8 Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.060%	12/6/13	17,000	17,000

8 Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.050%	12/6/13	15,620	15,620
8 Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.050%	12/6/13	27,415	27,415
8 Illinois Finance Authority Revenue
(Presbyterian Homes) VRDO	0.060%	12/6/13	12,700	12,700
8 Illinois Finance Authority Revenue (Southern
Illinois Healthcare Enterprises Inc.) VRDO	0.050%	12/6/13	39,000	39,000
8 Johnson City TN Health & Educational
Facilities Board Hospital Revenue (STS
Health Alliance) VRDO	0.050%	12/6/13	32,140	32,140
8 Lee Memorial Health System Florida Hospital
Revenue VRDO	0.080%	12/6/13	6,425	6,425
8 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) VRDO	0.060%	12/6/13	13,900	13,900
8 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.050%	12/6/13	14,600	14,600
8 Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.060%	12/6/13	55,430	55,430
8 Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical
Center) VRDO	0.050%	12/6/13	11,000	11,000
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.030%	12/6/13	19,320	19,320
8 Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.050%	12/6/13	16,610	16,610
8 Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.050%	12/6/13	17,800	17,800
8 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.090%	12/6/13	14,250	14,250
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.030%	12/6/13	18,000	18,000
8 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.040%	12/6/13	77,535	77,535
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.050%	12/6/13	68,100	68,100
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.050%	12/6/13	32,500	32,500
8 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.050%	12/6/13	31,300	31,300
8 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.050%	12/6/13	42,300	42,300
8 New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.050%	12/6/13	17,300	17,300
8 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.050%	12/6/13	12,800	12,800

8 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.050%	12/6/13	31,845	31,845
8 New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.050%	12/6/13	11,625	11,625
8 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.050%	12/6/13	24,500	24,500
8 New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.050%	12/6/13	11,710	11,710
8 Oakland University of Michigan Revenue
VRDO	0.070%	12/6/13	16,120	16,120
Ohio State University General Receipts
Revenue VRDO	0.030%	12/6/13	6,200	6,200
8 Piedmont SC Municipal Power Agency
Revenue VRDO	0.050%	12/6/13	16,000	16,000
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.550%	4/10/14	182,000	182,000
8 Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.050%	12/6/13	7,075	7,075
8 Sacramento CA Municipal Utility District
Revenue VRDO	0.040%	12/6/13	25,750	25,750
8 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.050%	12/6/13	16,500	16,500
8 San Francisco CA City & County International
Airport Revenue VRDO	0.050%	12/6/13	33,000	33,000
8 St. Charles County MO Public Water Supply
District No.2 Revenue VRDO	0.050%	12/6/13	13,000	13,000
8 St. Cloud MN Health Care Revenue
(Centracare Health System) VRDO	0.050%	12/6/13	21,995	21,995
8 Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.060%	12/6/13	13,800	13,800
8 Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.050%	12/6/13	55,000	55,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.060%	12/6/13	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.060%	12/6/13	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.060%	12/6/13	34,620	34,620
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.080%	12/6/13	16,445	16,445
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.080%	12/6/13	51,990	51,990
8 Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.070%	12/6/13	15,500	15,500
8 West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.060%	12/6/13	29,555	29,555
8 Wisconsin Health & Educational Facilities
Authority Revenue (Concordia University
Inc.) VRDO	0.060%	12/6/13	3,735	3,735

8	Wisconsin Health & Educational Facilities
	Authority Revenue (Gundersen Lutheran)
	VRDO	0.080%	12/6/13	11,000	11,000
8	Wisconsin Health & Educational Facilities
	Authority Revenue (University of Wisconsin
	Medical Foundation) VRDO	0.070%	12/6/13	20,855	20,855
8	Wyoming Student Loan Corp. Student Loan
	Revenue VRDO	0.050%	12/6/13	28,670	28,670
Total Tax-Exempt Municipal Bonds (Cost $2,138,495)					2,138,495
Corporate Bonds (0.2%)
Finance (0.1%)
	Banking (0.1%)
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.850%	1/10/14	76,000	76,132
[4,6] HSBC Bank plc		1.044%	1/17/14	20,000	20,023
4	Royal Bank of Canada	0.544%	4/17/14	77,000	77,109

	Finance Companies (0.0%)
4	General Electric Capital Corp.	1.093%	1/7/14	37,500	37,535
	General Electric Capital Corp.	2.100%	1/7/14	24,000	24,046
					234,845
Industrial (0.1%)
	Consumer Cyclical (0.1%)
4	Toyota Motor Credit Corp.	0.644%	1/17/14	15,814	15,824
4	Toyota Motor Credit Corp.	0.278%	2/19/14	57,500	57,514
					73,338
Total Corporate Bonds (Cost $308,183)					308,183
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
	Province of Ontario (Cost $10,478)	1.375%	1/27/14	10,460	10,478
Taxable Municipal Bonds (0.4%)
[6,8] BlackRock Municipal Bond Trust TOB VRDO		0.140%	12/2/13	18,105	18,105
[6,8] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.140%	12/2/13	9,660	9,660
[6,8] BlackRock Municipal Income Trust TOB
	VRDO	0.140%	12/2/13	207,000	207,000
[6,8] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.140%	12/2/13	21,850	21,850
[6,8] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.140%	12/2/13	19,165	19,165
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.140%	12/2/13	100,000	100,000
[6,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.140%	12/2/13	19,875	19,875
[6,8] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.140%	12/2/13	12,910	12,910
[6,8] BlackRock Strategic Municipal Trust TOB
	VRDO	0.140%	12/2/13	9,820	9,820
[6,8] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.210%	12/6/13	13,000	13,000
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.210%	12/6/13	13,100	13,100
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.210%	12/6/13	6,400	6,400
Total Taxable Municipal Bonds (Cost $450,885)					450,885

Total Investments (100.3%) (Cost $131,634,397)	131,634,397
Other Assets and Liabilities-Net (-0.3%)	(419,423)
Net Assets (100%)	131,214,974

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
November 30, 2013, the aggregate value of these securities was $18,499,976,000, representing 14.1% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate value of these securities was $2,980,766,000, representing 2.3% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
   PUT—Put Option Obligation.
   TOB—Tender Option Bond.
   VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of November 30, 2013

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (98.9%)
2	Fannie Mae Discount Notes	0.045%–0.100%	12/4/13	15,450	15,450
2	Fannie Mae Discount Notes	0.050%–0.160%	12/11/13	10,400	10,400
2	Fannie Mae Discount Notes	0.080%	12/16/13	2,000	2,000
2	Fannie Mae Discount Notes	0.035%	12/17/13	35,000	34,999
2	Fannie Mae Discount Notes	0.090%–0.150%	12/18/13	25,592	25,591
2	Fannie Mae Discount Notes	0.143%	12/26/13	30,000	29,997
2	Fannie Mae Discount Notes	0.100%	1/2/14	1,000	1,000
2	Fannie Mae Discount Notes	0.090%–0.120%	1/8/14	56,766	56,759
2	Fannie Mae Discount Notes	0.080%–0.180%	1/15/14	31,290	31,284
2	Fannie Mae Discount Notes	0.050%	1/21/14	3,000	3,000
2	Fannie Mae Discount Notes	0.050%–0.150%	1/22/14	9,475	9,474
2	Fannie Mae Discount Notes	0.050%–0.110%	1/27/14	18,700	18,698
2	Fannie Mae Discount Notes	0.055%–0.075%	1/29/14	28,000	27,997
2	Fannie Mae Discount Notes	0.050%–0.180%	2/3/14	41,400	41,393
2	Fannie Mae Discount Notes	0.140%–0.150%	2/4/14	85,000	84,977
2	Fannie Mae Discount Notes	0.070%–0.074%	2/5/14	28,114	28,110
2	Fannie Mae Discount Notes	0.080%–0.150%	2/12/14	21,309	21,304
2	Fannie Mae Discount Notes	0.065%–0.100%	2/24/14	39,765	39,758
2	Fannie Mae Discount Notes	0.080%	2/26/14	2,033	2,033
2	Fannie Mae Discount Notes	0.063%–0.150%	3/5/14	14,080	14,075
2	Fannie Mae Discount Notes	0.110%	4/9/14	4,667	4,665
3	Federal Home Loan Bank Discount Notes	0.050%–0.060%	12/4/13	2,990	2,990
3	Federal Home Loan Bank Discount Notes	0.080%	12/11/13	5,000	5,000
3	Federal Home Loan Bank Discount Notes	0.040%–0.200%	12/13/13	56,350	56,349
3	Federal Home Loan Bank Discount Notes	0.090%	12/17/13	3,800	3,800
3	Federal Home Loan Bank Discount Notes	0.050%–0.110%	12/18/13	10,000	10,000
3	Federal Home Loan Bank Discount Notes	0.050%–0.150%	12/20/13	6,400	6,400
3	Federal Home Loan Bank Discount Notes	0.045%–0.050%	12/27/13	125,000	124,996
3	Federal Home Loan Bank Discount Notes	0.065%	1/2/14	27,000	26,998
3	Federal Home Loan Bank Discount Notes	0.070%	1/3/14	50,000	49,997
3	Federal Home Loan Bank Discount Notes	0.110%–0.140%	1/8/14	46,500	46,493
3	Federal Home Loan Bank Discount Notes	0.110%	1/10/14	12,600	12,598
3	Federal Home Loan Bank Discount Notes	0.190%	1/15/14	10,000	9,998
3	Federal Home Loan Bank Discount Notes	0.100%	1/16/14	1,000	1,000
3	Federal Home Loan Bank Discount Notes	0.100%	1/17/14	10,595	10,594
3	Federal Home Loan Bank Discount Notes	0.085%–0.100%	1/22/14	3,300	3,300
3	Federal Home Loan Bank Discount Notes	0.060%	1/29/14	10,000	9,999
3	Federal Home Loan Bank Discount Notes	0.065%–0.190%	2/3/14	32,495	32,486
3	Federal Home Loan Bank Discount Notes	0.068%	2/5/14	40,000	39,995
3	Federal Home Loan Bank Discount Notes	0.080%–0.110%	2/7/14	5,530	5,529
3	Federal Home Loan Bank Discount Notes	0.087%–0.110%	2/14/14	75,195	75,181
3	Federal Home Loan Bank Discount Notes	0.080%	2/18/14	3,200	3,199
3	Federal Home Loan Bank Discount Notes	0.055%–0.140%	2/19/14	32,990	32,985
3	Federal Home Loan Bank Discount Notes	0.055%–0.095%	2/21/14	42,000	41,992
3	Federal Home Loan Bank Discount Notes	0.060%	2/26/14	11,000	10,998
3	Federal Home Loan Bank Discount Notes	0.070%–0.084%	3/7/14	9,109	9,107
3	Federal Home Loan Bank Discount Notes	0.068%–0.110%	3/12/14	38,870	38,861
3	Federal Home Loan Bank Discount Notes	0.120%	3/21/14	9,500	9,496
3	Federal Home Loan Bank Discount Notes	0.120%	4/9/14	3,000	2,999
3	Federal Home Loan Bank Discount Notes	0.115%	5/21/14	25,000	24,986

[3,4] Federal Home Loan Banks		0.141%	12/26/13	25,000	25,000
[3,4] Federal Home Loan Banks		0.118%	4/3/14	25,000	25,000
[3,4] Federal Home Loan Banks		0.106%	4/25/14	30,000	30,000
[3,4] Federal Home Loan Banks		0.108%	5/1/14	40,000	40,000
[3,4] Federal Home Loan Banks		0.109%	5/6/14	33,000	33,000
[3,4] Federal Home Loan Banks		0.109%	6/6/14	60,000	60,000
[3,4] Federal Home Loan Banks		0.108%	7/3/14	14,000	14,000
[3,4] Federal Home Loan Banks		0.109%	8/13/14	30,000	30,000
[3,4] Federal Home Loan Banks		0.148%	10/1/14	6,000	5,999
[3,4] Federal Home Loan Banks		0.113%	11/3/14	10,000	10,000
[3,4] Federal Home Loan Banks		0.118%	12/19/14	41,000	40,998
[3,4] Federal Home Loan Banks		0.128%	3/10/15	2,500	2,500
[2,4] Federal Home Loan Mortgage Corp.		0.156%	11/25/15	60,000	60,000
[2,4] Federal National Mortgage Assn.		0.148%	6/20/14	47,000	46,999
[2,4] Federal National Mortgage Assn.		0.147%	9/11/14	150,000	149,976
[2,4] Federal National Mortgage Assn.		0.134%	2/27/15	60,000	59,981
[2,4] Federal National Mortgage Assn.		0.138%	8/5/15	30,000	29,990
2	Freddie Mac Discount Notes	0.040%–0.120%	12/2/13	8,100	8,100
2	Freddie Mac Discount Notes	0.140%	12/3/13	20,000	20,000
2	Freddie Mac Discount Notes	0.100%	12/5/13	4,500	4,500
2	Freddie Mac Discount Notes	0.040%–0.110%	12/9/13	46,095	46,094
2	Freddie Mac Discount Notes	0.105%–0.160%	12/16/13	18,200	18,199
2	Freddie Mac Discount Notes	0.170%	12/17/13	9,100	9,099
2	Freddie Mac Discount Notes	0.140%	12/23/13	22,468	22,466
2	Freddie Mac Discount Notes	0.138%	12/30/13	30,000	29,997
2	Freddie Mac Discount Notes	0.050%–0.070%	1/6/14	7,366	7,366
2	Freddie Mac Discount Notes	0.060%–0.100%	1/13/14	11,100	11,099
2	Freddie Mac Discount Notes	0.050%–0.200%	1/14/14	42,181	42,174
2	Freddie Mac Discount Notes	0.050%–0.110%	1/15/14	12,317	12,316
2	Freddie Mac Discount Notes	0.060%–0.100%	1/21/14	7,195	7,194
2	Freddie Mac Discount Notes	0.070%–0.100%	1/22/14	9,700	9,699
2	Freddie Mac Discount Notes	0.060%–0.115%	1/23/14	29,844	29,839
2	Freddie Mac Discount Notes	0.085%–0.105%	2/3/14	28,900	28,895
2	Freddie Mac Discount Notes	0.070%–0.110%	2/4/14	23,820	23,816
2	Freddie Mac Discount Notes	0.074%–0.090%	2/5/14	10,350	10,348
2	Freddie Mac Discount Notes	0.075%–0.100%	2/10/14	21,900	21,896
2	Freddie Mac Discount Notes	0.110%–0.130%	2/11/14	4,128	4,127
2	Freddie Mac Discount Notes	0.080%–0.100%	2/18/14	61,700	61,687
2	Freddie Mac Discount Notes	0.060%–0.110%	2/24/14	61,102	61,090
2	Freddie Mac Discount Notes	0.110%	2/26/14	3,148	3,147
2	Freddie Mac Discount Notes	0.080%	3/10/14	18,569	18,565
2	Freddie Mac Discount Notes	0.080%	3/13/14	2,000	2,000
2	Freddie Mac Discount Notes	0.100%	3/18/14	14,500	14,496
2	Freddie Mac Discount Notes	0.110%	3/20/14	1,693	1,692
2	Freddie Mac Discount Notes	0.070%	3/24/14	15,000	14,997
2	Freddie Mac Discount Notes	0.100%	4/21/14	44,167	44,150
2	Freddie Mac Discount Notes	0.120%	5/27/14	20,000	19,988
	United States Treasury Bill	0.050%	12/5/13	50,000	50,000
	United States Treasury Bill	0.190%	12/12/13	7,000	7,000
	United States Treasury Bill	0.042%–0.042%	1/30/14	75,000	74,995
	United States Treasury Bill	0.048%	2/6/14	75,000	74,993
	United States Treasury Bill	0.075%	2/13/14	130,000	129,980
	United States Treasury Bill	0.100%	5/22/14	30,000	29,986
	United States Treasury Note/Bond	0.750%	12/15/13	30,000	30,008
	United States Treasury Note/Bond	0.125%	12/31/13	58,439	58,441
	United States Treasury Note/Bond	1.500%	12/31/13	70,693	70,775
	United States Treasury Note/Bond	1.000%	1/15/14	2,960	2,963

United States Treasury Note/Bond	1.750%	1/31/14	23,550	23,615
United States Treasury Note/Bond	1.250%	2/15/14	23,900	23,959
United States Treasury Note/Bond	4.000%	2/15/14	10,000	10,080
United States Treasury Note/Bond	1.875%	2/28/14	35,000	35,153
United States Treasury Note/Bond	1.250%	3/15/14	22,000	22,075
United States Treasury Note/Bond	1.750%	3/31/14	90,000	90,489
United States Treasury Note/Bond	0.250%	4/30/14	35,000	35,023
United States Treasury Note/Bond	1.875%	4/30/14	10,000	10,073
United States Treasury Note/Bond	1.000%	5/15/14	40,000	40,162
United States Treasury Note/Bond	4.750%	5/15/14	12,627	12,893
United States Treasury Note/Bond	0.250%	5/31/14	55,000	55,037
Total U.S. Government and Agency Obligations (Cost $3,371,469)				3,371,469
Repurchase Agreement (0.0%)
Bank of Nova Scotia
(Dated 11/29/13, Repurchase Value
$1,000,000, collateralized by U.S. Treasury
Note/Bond 0.000%, 5/15/14, with a value of
$1,020,000) (Cost $1,000)	0.080%	12/2/13	1,000	1,000
Total Investments (98.9%) (Cost $3,372,469)				3,372,469
Other Assets and Liabilities-Net (1.1%)				37,192
Net Assets (100%)				3,409,661

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Federal Money Market Fund

At November 30, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

Vanguard Money Market Reserves
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Money Market Reserves
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

Vanguard Money Market Reserves
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2014

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.